OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of segment reporting information by geographic area
Geographic area data

	Year ended December 31,
	2014	2014	2013	2012
	US$	RMB	RMB	RMB
	(In thousands)
Revenues from external customers:
United States	9,906	60,505	105,938	108,347
Europe	10,190	62,237	40,749	59,910
PRC	220,911	1,349,303	1,251,174	1,156,695
	241,007	1,472,045	1,397,861	1,324,952
Property, Plant, and Equipment by area:
United States	2,169	13,270	14,027	15,092
PRC	71,807	439,389	446,905	244,880
	73,976	452,659	460,932	259,972
Net Assets
United States	3,983	24,375	12,477	43,089
PRC	222,706	1,362,738	1,293,139	1,169,100
	226,689	1,387,113	1,305,616	1,212,189